DISCONTINUED OPERATIONS - Narrative (Details) - Discontinued Operations, Disposed of by Sale - New Zealand Joint Venture - USD ($) $ in Millions	Jun. 30, 2025	Sep. 30, 2025	Mar. 09, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage sold			77.00%
Sale of land consideration	$ 710.0
Net proceeds on sale of discontinued operations	698.6
Purchase price adjustment		$ 0.7
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 404.5